STOCK OPTION RESERVE DISCLOSURE: Schedule of fair value assumptions, options issued Dec 19, 2016 (Tables)	12 Months Ended
Mar. 31, 2018
Tables/Schedules
Schedule of fair value assumptions, options issued Dec 19, 2016
Risk free interest rate	1%
Expected dividend	Nil
Expected volatility	67.42%
Expected life	1826 days
Market price	US$0.14